Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Petty cash		€ 2
Short-term deposits, classified as cash equivalents	€ 49,385
Cash at banks	130,196	129,854
Total cash and cash equivalents	€ 179,581	€ 129,856	€ 102,144	€ 59,571